Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Lease Liabilities [Abstract]
Summary of Lease Liabilities

The transactions affecting the lease liabilities during the year ended December 31, 2019 were as follows:

Transfer of finance leases from operating and finance lease inducements and obligations	$846
Initial recognition of lease liabilities under operating leases on adoption of IFRS 16	41,855
Balance at January 1, 2019	$42,701
Additions	2,823
Interest expense	7,068
Payments	(9,330)
Derecognized - discontinued operations (note 5)	(4,069)
Effect of foreign exchange differences	(956)
Balance at December 31, 2019	$38,237
Less current portion of lease liabilities	8,290
Long-term portion of lease liabilities	$29,947